Directors' and key management remuneration	12 Months Ended
Dec. 31, 2019
Disclosure Of Information About Key Management Personnel [Abstract]
Directors' and key management remuneration
38 Directors’ and key management remuneration
Aggregate remuneration, calculated in accordance with the UK Companies Act 2006, of the directors of the parent companies was as follows:

	2019 US$'000	2018 US$'000	2017 US$'000
Emoluments	7,524	9,069	8,339
Long-term incentive plans	4,748	2,923	4,685
	12,272	11,992	13,024
Pension contributions: defined contribution plans	42	80	135
Gains made on exercise of share options	—	107	—

The Group defines key management personnel as the directors and members of the Executive Committee. The Executive Committee comprises the executive directors, product group chief executive officers and Group executives. Details of the directors and members of the Executive Committee are shown in the Directors report on pages 84 to 87.
The aggregate remuneration including pension contributions incurred by Rio Tinto plc in respect of its directors was US$11,565,000 (2018: US$11,465,000; 2017: US$12,624,000). The aggregate pension contribution to defined contribution plans was US$42,000 (2018: US$80,000; 2017: US$135,000). The aggregate remuneration, including pension contributions and other retirement benefits, incurred by Rio Tinto Limited in respect of its directors was US$749,000 (2018: US$607,000; 2017: US$535,000). The aggregate pension contribution to defined contribution plans was US$nil (2018: US$nil; 2017: US$nil).
In 2019, 2018 and 2017, no directors accrued retirement benefits under defined benefit arrangements, and two directors (2018: three; 2017: two) accrued retirement benefits under defined contribution arrangements.
Emoluments included in the table above have been translated from local currency at the average exchange rate for the year with the exception of bonus payments, which have been translated at the year-end rate.
Aggregate compensation, representing the expense recognised under IFRS, as defined in note 1, of the Group’s key management, including directors, was as follows:

	2019 US$'000	2018 US$'000	2017 US$'000
Short-term employee benefits and costs	22,075	23,978	23,095
Post-employment benefits	477	629	415
Employment termination benefits	310	69	—
Share-based payments	17,632	14,916	8,033
Total	40,494	39,592	31,543

The figures shown above include employment costs which comprise social security and accident premiums in Canada, the UK and US and payroll taxes in Australia paid by the employer as a direct additional cost of hire. In total, they amount to US$2,066,000 (2018: US$2,360,000; 2017: US$2,122,000).